Risk information - Key figures for liquidity risk (Details)	Dec. 31, 2024	Dec. 31, 2023
Risk information
LCR	583.00%	494.00%
NSFR	129.00%	131.00%
Liquidity risk
Risk information
LCR	583.00%	494.00%
NSFR	129.00%	131.00%